Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Kaixin Auto Holdings
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	170,453,102
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	KXIN
ICFR Auditor Attestation Flag	false
Entity File Number	001-38261
Entity Address, Address Line One	9/F, Tower A, Dongjin International Center
Entity Address, Address Line Two	Huagong Road,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100015
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	E9
Entity Central Index Key	0001713539
Entity Interactive Data Current	No
Entity Shell Company	false
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Firm ID	5395
Auditor Location	New York, NY
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9/F, Tower A, Dongjin International Center
Entity Address, Address Line Two	Huagong Road,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100015
Entity Address, Country	CN
Contact Personnel Name	Yi Yang
City Area Code	86
Local Phone Number	10 6720 4948